Thrivent Short-Term Bond Fund Annual Fund Operating Expenses - Thrivent Short-Term Bond Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.13%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.58%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.44%